STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
STOCKHOLDERS’ DEFICIT

NOTE 11 – STOCKHOLDERS’ DEFICIT

On July 2, 2019, the Company filed a Certificate of Amendment (the “Charter Amendment”) to the Company’s Articles of Incorporation (as amended to date, the “Articles of Incorporation”) with the Secretary of State of the State of Nevada. The Charter Amendment increased the Company’s capitalization to 2,000,000,000 shares of Common Stock and 20,000,000 shares of Preferred Stock, of which, 5,000,000 were designated as Series A Convertible Preferred Stock.

Common stock

The Company has authorized 2,000,000,000 shares of $0.0001 par value common stock. As of September 30, 2021, and December 31, 2020 there were 1,372,757,161 and 1,211,495,162 shares of common stock issued and outstanding, respectively.

During the reporting period, the Company agreed with an investor to terminate a common stock purchase agreement and cancellation of a common stock purchase warrant associated with the purchase agreement. The termination was not the result of any disagreement between the Company and the investor.

Preferred Stock Series A

As of September 30, 2021, and December 31, 2020, the Company had 20,000,000 shares of $0.0001 par value preferred stock authorized and there were 4,250,579 and 4,126,776 shares of Series A Preferred Stock issued and outstanding, respectively.

On May 22, 2019, the Company authorized and designated a class of Series A Convertible Preferred Stock (“Series A Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series A Designation”). It subsequently issued 4,126,776 restricted shares of Series A Preferred Stock to various employees and service providers to compensate and reward them for services and to incentivize them to provide continued service to the Company. The Series A Preferred Stock receives relative rights and preferences under terms and conditions set forth in the Certificate of Designation of the Preferred Stock.

Pursuant to the Series A Designation, each share of Series A Preferred Stock may be converted into 50 shares of common stock of the Company. The Series A Preferred Stockholders shall be entitled to share among dividends with the common stock shareholders of the Company on an as-converted basis. The Series A Preferred Stockholders shall vote with the common stock as a single class, on a 100 to 1 basis, such that for every share of Series A Preferred Stock held, such shares shall entitle the holder to cast 100 votes. The holders of the Series A Preferred Stock have no liquidation or redemption preference rights but get treated as common stockholders on an as converted basis.

The Company believes that the issuance of the Series A Preferred Stock was exempt from the registration requirements under the Securities Act of 1933, as amended pursuant to Section 4(a)(2) of the Act in that said transaction did not involve a public solicitation and said restricted shares were issued to only a small number of employees and consultants with an ongoing relationship with the Company.

Warrants

No warrants were issued during the three ended September 30, 2021.

A summary of warrants is as follows:

	Number	Weighted
	of	Average
	Warrants	Exercise
Balance outstanding, December 31, 2018	8,004,708	0.014
Warrants granted	15,800,319	.00475
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	23,805,027	0.079
Warrants granted	-	-
Warrants exercised	-	-
Balance outstanding, December 31, 2020	23,805,027	0.079
Warrants expired or forfeited	(8,004,708)	-
Balance outstanding and exercisable, September 30, 2021	15,800,319	$0.0079

Information relating to outstanding warrants on September 30, 2021, summarized by exercise price, is as follows:

	Outstanding and Exercisable
			Weighted
Exercise Price Per			Average
Share	Shares	Life (Years)	Exercise Price
$0.004750	15,800,319	2.08	$0.00475

The weighted-average remaining contractual life of all warrants outstanding and exercisable on September 30, 2021 is 2.08 years. The outstanding and exercisable warrants outstanding on September 30, 2021, had no intrinsic value.

NOTE 11 – STOCKHOLDERS’ DEFICIT

On July 2, 2019, the Company filed a Certificate of Amendment (the “Charter Amendment”) to the Company’s Articles of Incorporation (as amended to date, the “Articles of Incorporation”) with the Secretary of State of the State of Nevada. The Charter Amendment increased the Company’s capitalization to 2,000,000,000 shares of Common Stock and 20,000,000 shares of Preferred Stock, of which, 5,000,000 were designated as Series A Convertible Preferred Stock.

Common stock

The Company has authorized 2,000,000,000 shares of $0.0001 par value common stock. As of December 31, 2020 and December 31, 2019 there were 1,211,495,162 and 770,883,062 shares of common stock issued and outstanding respectively.

Common stock returned by a director or officer

During the year ended December 31, 2019, a former Company director voluntarily returned 4,555,918 shares of Company common stock to Treasury. These shares were valued at par value of $456 and decreased common stock and increased paid-in capital by the same amount, so the transaction had no impact on the Company’s equity.

Shares issued for services

During the year ended December 31, 2020, the Company issued 500,000 shares to the vendor who supplied consulting services to the Company. The Company recorded consulting expense of $150 related to this issuance.

During the year ended December 31, 2019, the Company issued 2,500,000 shares to the vendor who supplied consulting services to the Company. The Company recorded consulting expense of $3,368 related to this issuance.

Shares issued to retire trade debt

During the year ended December 31, 2019, the Company reached agreement with a vendor to retire approximately $27,096 in debt at a price of $0.05 per share and issued the vendor 541,912 shares pursuant to the agreement. At the time of the settlement of the debt the Company’s common stock was trading at a price of $.0013, so the Company recognized a profit of $26,391 upon the extinguishment of the debt

Preferred Stock Series A

As of December 31, 2020 and 2019, the Company had 20,000,000 shares of $0.0001 par value preferred stock authorized and there were 4,126,776 shares of Series A Preferred Stock issued and outstanding.

On May 22, 2019, the Company authorized and designated a class of Series A Convertible Preferred Stock (“Series A Preferred Stock”), in accordance with a Certificate of Designation filed with the State of Nevada (the “Series A Designation”). It subsequently issued 4,126,776 restricted shares of Series A Preferred Stock to various employees and service providers to compensate and reward them for services and to incentivize them to provide continued service to the Company. The Series A Preferred Stock receives relative rights and preferences under terms and conditions set forth in the Certificate of Designation of the Preferred Stock.

Pursuant to the Series A Designation, each share of Series A Preferred Stock may be converted into 50 shares of common stock of the Company. The Series A Preferred Stockholders shall be entitled to share among dividends with the common stock shareholders of the Company on an as-converted basis. The Series A Preferred Stockholders shall vote with the common stock as a single class, on a 100 to 1 basis, such that for every share of Series A Preferred Stock held, such shares shall entitle the holder to cast 100 votes. The holders of the Series A Preferred Stock have no liquidation or redemption preference rights but get treated as common stockholders on an as converted basis.

The Company believes that the issuance of the Series A Preferred Stock was exempt from the registration requirements under the Securities Act of 1933, as amended pursuant to Section 4(a)(2) of the Act in that said transaction did not involve a public solicitation and said restricted shares were issued to only a small number of employees and consultants with an ongoing relationship with the Company.

The Company determined the fair value of the preferred shares to be $590,129 which is included as stock-based compensation in general and administrative expense on the Company’s statements of operations for the year ended December 31, 2019.

Warrants

No warrants were issued during the year ended December 31, 2020.

During the year ended December 31, 2019, the Company issued 15,800,319 warrants to two convertible noteholders as consideration for extending the term of their convertible notes. The warrants are exercisable for a period of four years at a strike price of $0.00475. As a result of the issuance of these warrants, the company recorded a financing expense of $36,533.

A summary of warrants for the years ended December 31, 2020 and December 31, 2019, is as follows:

	Number	Weighted
	of	Average
	Warrants	Exercise
Balance outstanding, December 31, 2018	8,004,708	0.014
Warrants granted	15,800,319	.00475
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding, December 31, 2019	23,805,027	0.079
Warrants granted	-	-
Warrants exercised	-	-
Warrants expired or forfeited	-	-
Balance outstanding and exercisable, December 31, 2020	23,805,027	$0.0079

Information relating to outstanding warrants on December 31, 2020, summarized by exercise price, is as follows:

	Outstanding and Exercisable
			Weighted
Exercise Price			Average
Per Share	Shares	Life (Years)	Exercise Price
$0.010-0.015	8,004,708	0.14	$0.014
$0.004750	15,800,319	2.58	$0.00475

The weighted-average remaining contractual life of all warrants outstanding and exercisable on December 31, 2020, is .96 years. The outstanding and exercisable warrants outstanding on December 31, 2020, had no intrinsic value.

Stage It Corp [Member]
STOCKHOLDERS’ DEFICIT

NOTE 7 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 20,000,000 shares of $0.001 par value common stock. As of September 30, 2021 and December 31, 2020 there were 972,614 shares of common stock issued and outstanding.

Preferred stock

As of September 30, 2021 and December 31, 2021, the Company had four classes of non-redeemable Preferred stock $0.0001 Preferred A, Preferred A-1, Preferred A-2, and Preferred A-3, all with a par value of $0.0001. The number of Preferred Shares authorized and issued and outstanding are as follows:

Preferred A 400,000 shares authorized, 40,000 shares issued and outstanding

Preferred A-1 3,000,000 shares authorized, 246,543 shares issued and outstanding

Preferred A-2 2,000,000 shares authorized, 200,000 shares issued and outstanding

Preferred A-3 300,000 shares authorized, 196,522 shares issued and outstanding

Each share of preferred stock is convertible to common stock on a 1 for 1 basis

NOTE 7 – STOCKHOLDERS’ DEFICIT

Common stock

The Company has authorized 20,000,000 shares of $0.001 par value common stock. As of December 31, 2020 and December 31, 2019 there were 972,614 shares of common stock issued and outstanding.

Preferred stock

As of December 31, 2020 and December 19, 2020, the Company had four classes of non-redeemable Preferred stock $0.0001 Preferred A, Preferred A-1, Preferred A-2, and Preferred A-3, all with a par value of $0.0001. The number of Preferred Shares authorized and issued and outstanding are as follows:

Preferred A 400,000 shares authorized, 40,000 shares issued and outstanding

Preferred A-1 3,000,000 shares authorized, 246,543 shares issued and outstanding

Preferred A-2 2,000,000 shares authorized, 200,000 shares issued and outstanding

Preferred A-3 300,000 shares authorized, 196,522 shares issued and outstanding

Each share of preferred stock is convertible to common stock on a 1 for 1 basis